Summary of Significant Accounting Policies (Details 7) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 10,283	$ 3,269
Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	30,001	23,377	$ 4,877
Israel | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	22,823	18,383	1,685
United Kingdom | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	3,279	2,642	3,093
United States | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	3,828	2,326	74
Rest of world | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 71	$ 26	$ 25